Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies [Abstract]
Summary of future contractual obligations

Year	Research and Development	Property and Other Leases	Total
2016	$100,000	$157,000	$257,000
2017	100,000	151,000	251,000
2018	100,000	52,000	152,000
2019	100,000	-	100,000
2020	100,000	-	100,000
Total	$500,000	$360,000	$860,000